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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09527

DCM SERIES TRUST

(Exact name of registrant as specified in charter)

7 Wells Avenue, Newton, MA   02459

  (Address of principal executive offices)

                   (Zip code)

Emile R. Molineaux, General Counsel

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 527-0033

Date of fiscal year end:  September 30

Date of reporting period:  July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2006 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

THE DCM SERIES TRUST: DCM FUND								Item 1, Exhibit A
Investment Company Act file number: 811-09527
July 1, 2005 - January 27, 2006

Security Issuer	Exchange Ticker	Cusip	Meeting Date	Subject Matter		Issuer/Shdr Proposal	Voted?	Vote Cast	For/Against Mgmt.Recomm.
Helen of Troy Limited	HELE	G4388N106	2-Aug-05	1	APPOINTMENT OF DIRECTORS:	Issuer	Y	FOR	FOR
					GARY B. ABROMOVITZ	Issuer	Y	FOR	FOR
					JOHN B. BUTTERWORTH	Issuer	Y	FOR	FOR
					CHRISTOPHER L CARAMEROS	Issuer	Y	FOR	FOR
					TIMOTHY F. MEEKER	Issuer	Y	FOR	FOR
					BYRON H. RUBIN	Issuer	Y	FOR	FOR
					GERALD J. RUBIN	Issuer	Y	FOR	FOR
					STANLEE N. RUBIN	Issuer	Y	FOR	FOR
					ADOLPHO R. TELLES	Issuer	Y	FOR	FOR
2

TO APPROVE AMENDMENTS TO THE HELEN OF TROY LIMITED 1998 STOCK OPTION AND RESTRICTED STOCK PLAN TO INCREASE THE NUMBER OF SHARES AVAILABLE FOR ISSUE TO ITS EMPLOYEES BY AN ADDITIONAL 750,000, TO LIMIT THE MAXIMUM AMOUNT THAT CAN BE ISSUED IN ANY YEAR TO 250,000, BUT EXCLUDE MR. RUBIN, THE COMPANY'S CHAIRMAN OF THE BOARD, CEO AND PRESIDENT, AND MR. CARAMEROS, AN EXECUTIVE V.P., FROM ANY FUTURE GRANTS UNDER THE 1998 PLAN AND TO REQUIRE THAT ANY SHARES OF RESTRICTED STOCK GRANTED UNDER THE PLAN REDUCE THE AVAILABLE SHARES UNDER THE PLAN BY 3 SHARES.

						Issuer	Y	FOR	FOR
				3	TO AMEND THE COMPANY'S BY-LAWS TO ALLOW FOR NOTICE OF AND VOTING BY DIRECTORS AND SHAREHOLDERS AT MEETINGS BY ELECTRONIC OR OTHER MEANS	Issuer	Y	FOR	FOR
				4	TO APPOINT KPMG LLP AS INDEPENDENT AUDITORS OF THE COMPANY TO SERVE FOR THE 2006 FISCAL YEAR	Issuer	Y	FOR	FOR
American International Group, Inc.	AIG	26874107	11-Aug-05	1	APPOINTMENT OF DIRECTORS:	Issuer	Y	FOR	FOR
					M. AIDINOFF	Issuer	Y	FOR	FOR
					P. CHIA	Issuer	Y	FOR	FOR
					M. COHEN	Issuer	Y	FOR	FOR
					W. COHEN	Issuer	Y	FOR	FOR
					M. FELDSTEIN	Issuer	Y	FOR	FOR
					E. FUTTER	Issuer	Y	FOR	FOR
					S. HAMMERMAN	Issuer	Y	FOR	FOR
					C. HILLS	Issuer	Y	FOR	FOR
					R. HOLBROOKE	Issuer	Y	FOR	FOR
					D. KANAK	Issuer	Y	FOR	FOR
					G. MILES, JR.	Issuer	Y	FOR	FOR
					M. OFFIT	Issuer	Y	FOR	FOR
					M. SULLIVAN	Issuer	Y	FOR	FOR
					E. TSE	Issuer	Y	FOR	FOR
					F. ZARB	Issuer	Y	FOR	FOR
				2	RATIFICATION OF INDEPENDENT ACCOUNTANTS	Issuer	Y	FOR	FOR
H&R Block, Inc.	HRB	93671105	7-Sep-05	1	APPOINTMENT OF DIRECTOR: THOMAS M. BLOCH, MARK A. ERNST, DAVID BAKER LEWIS, TOM D. SEIP	Issuer	Y	FOR	FOR

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

DCM SERIES TRUST

By (Signature and Title)*    /S/ Mark A. Derby

         Mark A. Derby, President and Co-Chairman

Date 8/28/06

* Print the name and title of each signing officer under his or her signature.